Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties	12 Months Ended
Dec. 31, 2021
Hengqin Baisheng Investment, GP [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Company has significant influence over with this entity.
Guangzhou Powerbridge Blockchain Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	a non-controlling shareholder of Powerbridge Ningbo
Zongbo Jiang [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	legal representative of Guangzhou Hongqiao Blockchain Co., Ltd, which the Company has significant influence over with
Ban Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	CEO
Stewart Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	CFO
Hong Yu [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	shareholder of Zhixin
Ling Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	wife of CEO and director of the Company
Hybridge Holding Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Shareholder of the Company
Guangodong Guangrui Network Technology Co., Ltd. (Guangdong Guangrui) [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Company has significant influence over with this entity.